Investment in Equity Securities, Equity Securities without Readily Determinable Fair Values (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment in Equity Securities [Abstract]
Dividend income on equity securities	$ 0
Investment in equity securities without readily determinable fair values	$ 4,647,853	$ 4,647,853